Related parties (Details) - Sociedad Minera Cerro Verde S.A.A. [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Balances receivable from related parties [Abstract]
Amounts receivable, related party transactions	$ 598,873	$ 594,409
Balances payable to related parties [Abstract]
Total accounts payable, short term	3,426	3,446
Accounts Receivables Non Provisional Pricing [Member]
Balances receivable from related parties [Abstract]
Amounts receivable, related party transactions	27,499	116,740
Freeport Minerals Corporation [Member]
Balances receivable from related parties [Abstract]
Amounts receivable, related party transactions	551,595	462,304
Climax Molybdenum Marketing Corporation [Member]
Balances receivable from related parties [Abstract]
Amounts receivable, related party transactions	23,247	14,319
Freeport-McMoRan Sales Company Inc. [Member]
Balances payable to related parties [Abstract]
Amounts payable to related parties	2,935	2,883
Minera Freeport-McMoRan South America Ltda [Member]
Balances payable to related parties [Abstract]
Amounts payable to related parties	491	402
Freeport Cobalt OY [Member]
Balances payable to related parties [Abstract]
Amounts payable to related parties	0	161
Embedded derivatives [Member]
Balances receivable from related parties [Abstract]
Amounts receivable, related party transactions	$ 12,793	$ 101,434